Business combination	12 Months Ended
Dec. 31, 2020
Business combination
Business combination

35          Business combination

(a)	Acquisition of BER Technology

On June 30, 2019, the Group entered into a share purchase agreement with selling shareholders to acquire 80% equity interests of BER Technology, which is a service provider principally specialized in scenario-basic retail digital banking platform establishment and operation.

Goodwill of approximately RMB29,784,000 was recognized. It was mainly attributable to the operating synergies and economics of scale expected to be derived from combining the operations of the Group and BER Technology. None of the goodwill is expected to be deductible for income tax purpose.

The Group chose to recognize the non-controlling interests at its proportionate share of the acquired net identifiable assets. The following table summarizes the purchase consideration, fair value of assets acquired and liability assumed, and the non-controlling interests recognized as at the acquisition date.

As at June 30,
2019
RMB’000
Total purchase consideration (Note)	94,562
Recognized amounts of identifiable assets acquired and liabilities assumed:
Property and equipment	7,560
Intangible assets	51,778
Deferred tax assets	4,625
Prepayments and other receivables	4,561
Trade receivables	9,724
Contract assets	40,488
Cash and cash equivalents	1,993
Trade and other payables	(18,287)
Short‑term borrowings	(9,850)
Payroll and welfare payables	(4,178)
Deferred tax liability	(7,442)
Total identifiable net assets	80,972
Non‑controlling interest	(16,194)
Goodwill	29,784
94,562

Note: Details of the purchase consideration is as follows:

As at June 30,
2019
RMB’000
Total consideration:
Cash paid	58,728
Ordinary shares issued (i)	37,272
Contingent returnable consideration (ii)	(1,438)
Total purchase consideration	94,562
Outflow of cash to acquire subsidiary, net of cash acquired
Cash consideration	58,728
Less: Cash and cash equivalent acquired	(1,993)
Net cash outflow for acquisition of subsidiary	56,735
(i)	The fair value of 704,644 shares issued as part of the consideration paid for acquisition of BER Technology was based on price of USD7.5 per share.
(ii)

Pursuant to the share purchase agreement, 20% of total cash paid and the ordinary shares issued by the Company as the consideration of the acquisition will be subject to the earn-out mechanism set forth in the share purchase agreement. If BER Technology fails to meet the revenue goal within three years starting from July 1, 2019, certain cash paid and number of ordinary shares issued are required to be returned to the Company in accordance with the earn-out mechanism. “Monte Carlo Simulation Method” was used in this exercise to measure the fair value of the contingent returnable consideration.

As of June 30, 2019, financial assets at fair value through profit or loss of approximately RMB1,438,000 in relation to aforesaid contingent returnable consideration was recognized in the consolidated balance sheet, which was based on the earn-out mechanism. As of December 31, 2020, the fair value of contingent returnable consideration was RMB676,000, and the change of fair value was recognized in other income, gains or loss.

In addition, according to the shareholders agreement, the non-controlling shareholders shall have the right to request the Group to purchase the remaining 20% equity interests in BER Technology in an agreed period from June 30, 2022 to December 31, 2022. The purchase price was determined based on the financial performance of BER Technology or a pre-determined formula that set out in the respective shareholders agreement. Accordingly, the redemption liability of approximately RMB44,105,000 was initially recognized by the Group upon completion of acquisition as at the present value of the estimated future cash outflows, and the same amount was debited to other reserve. The redemption liability was subsequently measured at amortized cost. As at December 31, 2019 and 2020, the redemption liability amounted to RMB45,428,000 and RMB47,792,000, respectively.

The acquired business contributed revenues of approximately RMB41,443,000 and net loss of approximately RMB7,564,000 to the Group for the period from June 30, 2019 to December 31, 2019.

If the acquisition had occurred on January 1, 2019, consolidated pro-forma revenue and net loss of the Group for the year ended December 31, 2019 would have been increased by approximately RMB62,826,000 and approximately RMB21,748,000, respectively. These amounts have been calculated using the subsidiary’s results and adjusting them for the additional depreciation and amortization that would have been charged assuming the fair value adjustments to property and equipment and intangible assets had applied from January 1, 2019, together with the consequential tax effects.

The related acquisition costs are not material to the Group’s consolidated financial statements.

(b)	Acquisition of View Foundation International Limited (“View Foundation”)

On August 30, 2019, the Group acquired 98.9% equity interests of View Foundation at a cash consideration of RMB276,700,000, which is principally engaged in the provision of digital certification and related services and solutions.

Goodwill of approximately RMB133,362,000 was recognized. It was mainly attributable to the operating synergies and economics of scale expected to be derived from combining the operations of the Group and View Foundation. None of the goodwill is expected to be deductible for income tax purpose.

The Group chose to recognize the non-controlling interests at its proportionate share of the acquired net identifiable assets. The following table summarizes the purchase consideration, fair value of assets acquired and liability assumed, and the non-controlling interests recognized as at the acquisition date.

As at August 30,
2019
RMB’000
Total purchase consideration	276,700
Recognized amounts of identifiable assets acquired and liabilities assumed:
Property and equipment	10,564
Intangible assets	120,189
Inventories	895
Prepayments and other receivables	43,614
Trade receivables	10,421
Financial assets at fair value through profit or loss	34,020
Cash and cash equivalents	14,644
Deferred tax liabilities	(16,961)
Trade and other payables	(14,128)
Contract liabilities	(56,038)
Payroll and welfare payables	(2,302)
Total identifiable net assets	144,918
Non-controlling interest	(1,580)
Goodwill	133,362
276,700

Outflow of cash to acquire subsidiary, net of cash acquired

Total Cash consideration	276,700
Less: Unpaid cash consideration	(48,000)
Cash and cash equivalent acquired	(14,644)
Net cash outflow for acquisition of subsidiary:	214,056

The acquired business contributed revenues of approximately RMB33,615,000 and net loss of approximately RMB8,225,000 to the Group for the period from August 30, 2019 to December 31, 2019.

If the acquisition had occurred on January 1, 2019, consolidated pro-forma revenue and net loss of the Group for the year ended December 31, 2019 would have been increased by approximately RMB86,692,000 and approximately RMB5,528,000, respectively. These amounts have been calculated using the subsidiary’s results and adjusting them for the additional depreciation and amortization that would have been charged assuming the fair value adjustments to property and equipment and intangible assets had applied from January 1, 2019, together with the consequential tax effects.

The related acquisition costs are not material to the Group’s consolidated financial statements.

(c)Acquisition of Vantage Point Technology

On July 31, 2018, the Group completed its acquisition of 51.67% equity interest of Vantage Point Technology and Vantage Point Technology became a subsidiary of the Group thereafter. The principal activities of Vantage Point Technology are to provide risk management and profit management consultation, system implementation and training services.

The purchase consideration for the acquisition of 51.67% equity interest was RMB238,592,000. The acquisition has been accounted for using the acquisition method.

The goodwill of RMB126,015,000 is attributable to the workforce and synergies of the acquired business. It will not be deductible for tax purposes.

The Group wrote a put option on the remaining 48.33% equity in Vantage Point Technology. The put option provides the non-controlling shareholders of Vantage Point Technology with the right to require the Group to purchase the remaining equity interest subject to the terms and conditions of the put option. A financial liability (redemption liability) of RMB183,569,000 was initially recognized on the acquisition date to account for the put option and other reserve of the same amount were debited accordingly. The redemption liability was subsequently measured at amortized cost. As at December 31, 2019 and 2020, the redemption liability amounted to RMB199,365,000 and RMB211,327,000, respectively.